The Merger Fund VL
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

	Shares		Value
LONG INVESTMENTS - 98.57%
COMMON STOCKS - 44.83%
AEROSPACE & DEFENSE - 1.09%
United Technologies Corporation (k)	3,500		$477,820
ALTERNATIVE CARRIERS - 3.11%
Zayo Group Holdings, Inc. (a)(e)	40,128		1,360,339
ASSET MANAGEMENT & CUSTODY BANKS - 2.56%
Brookfield Asset Management, Inc. Class A (b)(e)	21,102		1,120,326
BIOTECHNOLOGY - 4.95%
Alder Biopharmaceuticals, Inc. (a)	6,960		131,266
Celgene Corporation (a)(e)	18,844		1,871,209
Spark Therapeutics, Inc. (a)	1,693		164,187
			2,166,662
BROADCASTING - 0.46%
Discovery, Inc. Class C (a)	1,959		48,230
Fox Corporation Class A	4,910		154,837
			203,067
CASINOS & GAMING - 1.97%
Caesars Entertainment Corporation (a)	73,908		861,767
COMMODITY CHEMICALS - 0.24%
Dow, Inc. (e)(k)	2,221		105,831
CONSTRUCTION MACHINERY & HEAVY TRUCKS - 1.77%
WABCO Holdings, Inc. (a)	5,784		773,610
ENVIRONMENTAL & FACILITIES SERVICES - 0.52%
Advanced Disposal Services, Inc. (a)	6,942		226,101
FERTILIZERS & AGRICULTURAL CHEMICALS - 0.14%
Corteva, Inc. (e)(k)	2,200		61,600
HEALTH CARE TECHNOLOGY - 0.42%
Medidata Solutions, Inc. (a)	2,006		183,549
INDUSTRIAL MACHINERY - 1.15%
Milacron Holdings Corporation (a)	30,066		501,200
INTEGRATED OIL & GAS - 0.01%
Occidental Petroleum Corporation (k)	105		4,669
INTEGRATED TELECOMMUNICATION SERVICES - 0.13%
AT&T, Inc. (k)	1,462		55,322
LIFE & HEALTH INSURANCE - 0.04%
Genworth Financial, Inc. Class A (a)	4,159		18,300
MANAGED HEALTH CARE - 1.64%
WellCare Health Plans, Inc. (a)	2,768		717,383
MOVIES & ENTERTAINMENT - 1.25%
Viacom, Inc. Class B	22,672		544,808
OIL & GAS STORAGE & TRANSPORTATION - 2.40%
Buckeye Partners LP	10,997		451,867
Columbia Pipeline Group, Inc. (a)(d)(g)(i)	16,892		510,138
Tallgrass Energy LP Class A	4,365		87,911
			1,049,916
PHARMACEUTICALS - 3.88%
Allergan plc (b)(e)	10,097		1,699,224
RAILROADS - 1.92%
Genesee & Wyoming, Inc. Class A (a)	7,598		839,655
REGIONAL BANKS - 5.64%
SunTrust Banks, Inc. (e)	35,900		2,469,920
REITs - 0.39%
Brookfield Property REIT, Inc. Class A	8,289		169,013
SEMICONDUCTOR EQUIPMENT - 3.98%
Versum Materials, Inc. (e)	32,930		1,742,985
SEMICONDUCTORS - 1.33%
Mellanox Technologies Ltd. (a)(b)(e)	5,306		581,485
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.76%
Cypress Semiconductor Corporation (e)	51,793		1,208,849
SPECIALTY CHEMICALS - 0.36%
DuPont de Nemours, Inc. (e)(k)	2,200		156,882
WIRELESS TELECOMMUNICATION SERVICES - 0.72%
Sprint Corporation (a)	51,084		315,188
TOTAL COMMON STOCKS (Cost $20,009,815)			19,615,471

SPECIAL PURPOSE ACQUISITION COMPANIES - 6.68% (a)
Act II Global Acquisition Corporation Class A (b)	21,464		211,420
Akazoo SA (b)	529		3,349
CF Finance Acquisition Corporation Class A (f)	5,184		52,488
ChaSerg Technology Acquisition Corporation Class A (f)	5,904		59,749
Collier Creek Holdings Class A (b)	11,400		116,166
Forum Merger II Corporation Class A (f)	3,446		34,908
Gordon Pointe Acquisition Corporation	17,028		178,283
Graf Industrial Corporation (f)	51,254		514,846
Legacy Acquisition Corporation Class A	949		9,680
Leisure Acquisition Corporation (f)	6,820		69,905
Leo Holdings Corporation Class A (b)	14,123		144,619
Megalith Financial Acquisition Corporation Class A (f)	3,536		35,944
Monocle Acquisition Corporation (f)	4,405		44,050
Mudrick Capital Acquisition Corporation Class A (f)	5,919		60,640
New Frontier Corporation Class A (b)(f)	9,220		93,906
Opes Acquisition Corporation	4,080		42,289
Pivotal Investment Corporation II	21,881		222,749
Pure Acquisition Corporation	16,212		166,173
Sentinel Energy Services, Inc. Class A (f)	10,876		111,805
Tiberius Acquisition Corporation (f)	4,193		42,999
TKK Symphony Acquisition Corporation (b)(f)	5,669		57,597
Trident Acquisitions Corporation (f)	18,756		195,062
Trinity Merger Corporation Class A	3,140		32,782
Tuscan Holdings Corporation	8,621		84,486
Twelve Seas Investment Company (b)	10,007		102,472
VectoIQ Acquisition Corporation (f)	22,805		233,067
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (Cost $2,800,237)			2,921,434

CLOSED-END FUNDS - 3.81%
Altaba, Inc.	85,474		1,665,033
TOTAL CLOSED-END FUNDS (Cost $1,198,365)			1,665,033

PREFERRED STOCKS - 0.10%
Colony Capital, Inc., 8.750%, Series E	1,753		44,333
TOTAL PREFERRED STOCKS (Cost $43,979)			44,333

CONTINGENT VALUE RIGHTS - 0.00% (a)(e)(g)
Media General, Inc.	8,397		420
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)			420

WARRANTS - 0.17% (a)
Act II Global Acquisition Corporation Class A
Expiration: April 2024, Exercise Price: $11.50 (b)	10,732		9,981
Akazoo SA
Expiration: December 2024, Exercise Price: $11.50 (b)	2,642		2,034
CF Finance Acquisition Corporation Class A
Expiration: April 2025, Exercise Price: $11.50	3,888		2,527
ChaSerg Technology Acquisition Corporation Class A
Expiration: September 2023, Exercise Price: $11.50 (f)	2,952		2,952
Collier Creek Holdings Class A
Expiration: November 2023, Exercise Price: $11.50 (b)(f)	3,800		5,320
Graf Industrial Corporation
Expiration: December 2025, Exercise Price: $11.50	51,254		19,989
Monocle Acquisition Corporation
Expiration: June 2024, Exercise Price: $11.50 (f)	4,405		2,026
Mudrick Capital Acquisition Corporation Class A
Expiration: March 2025, Exercise Price: $11.50 (f)	5,919		3,700
Pivotal Acquisition Corporation Class A
Expiration: December 2025, Exercise Price: $11.50 (f)	2,000		2,620
Pure Acquisition Corporation
Expiration: April 2023, Exercise Price: $11.50	4,543		4,770
Repay Holdings Corporation
Expiration: July 2024, Exercise Price: $11.50	10,600		9,328
Tiberius Acquisition Corporation
Expiration: April 2023, Exercise Price: $11.50	4,193		2,474
Tuscan Holdings Corporation
Expiration: April 2026, Exercise Price: $11.50	8,621		6,552
TOTAL WARRANTS (Cost $57,443)			74,273

	Principal Amount
BANK LOANS - 3.32% (f)(j)
Avaya Holdings Corporation
6.278% (1 Month U.S. LIBOR + 4.250%), 12/15/2024	$157,272		149,802
6.430% (2 Month U.S. LIBOR + 4.250%), 12/15/2024	93,823		89,366
Cengage Learning Holdings II, Inc.
6.384% (1 Month U.S. LIBOR + 4.250%), 6/7/2023	214,889		203,876
McGraw-Hill Global Education Holdings LLC
6.139% (1 Month U.S. LIBOR + 4.000%), 5/4/2022	215,875		202,383
Refinitiv US Holdings, Inc.
5.849% (1 Month U.S. LIBOR + 3.750%), 10/1/2025	435,546		438,269
Zayo Group LLC
4.259% (1 Month U.S. LIBOR + 2.000%), 1/19/2021	368,369		369,751
TOTAL BANK LOANS (Cost $1,476,200)			1,453,447

CORPORATE BONDS - 7.51% (f)
Arconic, Inc.
5.400%, 4/15/2021	109,000		112,802
CEC Entertainment, Inc.
8.000%, 2/15/2022	155,000		147,638
EIG Investors Corporation
10.875%, 2/1/2024	225,000		235,125
Inmarsat Finance plc
6.500%, 10/1/2024 (b)(h)	199,000		209,448
Kinetic Concepts, Inc. / KCI USA, Inc.
7.875%, 2/15/2021 (h)	955,000		975,676
12.500%, 11/1/2021 (h)	131,000		139,515
Nationstar Mortgage LLC / Nationstar Capital Corporation
6.500%, 7/1/2021	40,000		40,207
6.500%, 6/1/2022	27,000		27,051
Nielsen Finance LLC / Nielsen Finance Company
5.000%, 4/15/2022 (h)	163,000		164,271
SRC Energy, Inc.
6.250%, 12/1/2025	131,000		130,342
T-Mobile USA, Inc.
6.500%, 1/15/2024	145,000		150,772
Univar USA, Inc.
6.750%, 7/15/2023 (h)	333,000		340,076
Vistra Energy Corporation
5.875%, 6/1/2023	198,000		203,000
York Risk Services Holding Corporation
8.500%, 10/1/2022 (h)	95,000		97,019
Zayo Group LLC / Zayo Capital, Inc.
5.750%, 1/15/2027 (h)	305,000		312,564
TOTAL CORPORATE BONDS (Cost $3,300,545)			3,285,506

	Contracts (100 shares per contract)	Notional Amount
PURCHASED PUT OPTIONS - 0.05% (a)
Alder Biopharmaceuticals, Inc.
Expiration: January 2020, Exercise Price: $17.50	70	$132,020	1,050
CBS Corporation Class B
Expiration: October 2019, Exercise Price: $37.50	69	278,553	1,656
Expiration: December 2019, Exercise Price: $32.50	38	153,406	1,178
Expiration: December 2019, Exercise Price: $35.00	1	4,037	64
Centene Corporation
Expiration: December 2019, Exercise Price: $40.00	12	51,912	1,860
Corteva, Inc.
Expiration: December 2019, Exercise Price: $24.00	11	30,800	550
Dow, Inc.
Expiration: October 2019, Exercise Price: $40.00	22	104,830	220
DuPont de Nemours, Inc.
Expiration: December 2019, Exercise Price: $60.00	22	156,882	1,892
SPDR S&P 500 ETF Trust
Expiration: October 2019, Exercise Price: $293.00	9	267,093	2,043
Expiration: October 2019, Exercise Price: $300.00	12	356,124	5,400
United Technologies Corporation
Expiration: October 2019, Exercise Price: $105.00	35	477,820	280
VanEck Vectors Semiconductor ETF
Expiration: November 2019, Exercise Price: $107.00	15	178,695	1,815
Expiration: November 2019, Exercise Price: $115.00	7	83,391	2,037
TOTAL PURCHASED PUT OPTIONS (Cost $30,423)			20,045

	Principal Amount
ESCROW NOTES - 0.00% (a)(d)(g)
AMR Corporation	$7,668		1,764
T-Mobile USA, Inc.	108,000		–
TOTAL ESCROW NOTES (Cost $579)			1,764

	Shares
SHORT-TERM INVESTMENTS - 32.10%
MONEY MARKET FUNDS - 29.76% (c)
First American Government Obligations Fund, Institutional Share Class, 1.82%	2,144,000		2,144,000
Goldman Sachs Government Fund, Institutional Share Class, 1.82%	2,144,000		2,144,000
The Government & Agency Portfolio, Institutional Share Class, 1.81%	2,144,000		2,144,000
JPMorgan Prime Money Market Fund, Institutional Share Class, 2.08%	157,568		157,615
JPMorgan U.S. Government Money Market Fund, Institutional Share Class, 1.83%	2,144,000		2,144,000
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, Institutional Share Class, 1.83%	2,144,000		2,144,000
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, Institutional Share Class, 1.80%	2,144,000		2,144,000
			13,021,615
	Principal Amount
U.S. TREASURY BILLS - 2.34% (e)(f)(l)
United States Treasury Bills
1.98%, 1/23/2020	$260,000		258,527
1.80%, 2/20/2020	435,000		431,937
1.80%, 2/27/2020	60,000		59,558
1.82%, 3/26/2020	275,000		272,607
			1,022,629
TOTAL SHORT-TERM INVESTMENTS
(Cost $14,044,071)			14,044,244
TOTAL LONG INVESTMENTS (Cost $42,961,657) - 98.57%			43,125,970

	Shares
SHORT INVESTMENTS - (15.23)%
COMMON STOCKS - (15.19)%
AIRLINES - (0.00)%
American Airlines Group, Inc.	(70)		(1,888)
ASSET MANAGEMENT & CUSTODY BANKS - (2.40)%
Brookfield Asset Management, Inc. Class A (b)	(19,752)		(1,048,634)
BROADCASTING - (0.36)%
CBS Corporation Class B	(2,566)		(103,590)
Discovery, Inc. Class A	(1,959)		(52,168)
			(155,758)
CASINOS & GAMING - (0.60)%
Eldorado Resorts, Inc.	(6,617)		(263,820)
INDUSTRIAL MACHINERY - (0.34)%
Hillenbrand, Inc.	(4,854)		(149,891)
INTERNET & DIRECT MARKETING RETAIL - (0.10)%
Alibaba Group Holding Ltd. - ADR	(247)		(41,306)
MANAGED HEALTH CARE - (0.80)%
Centene Corporation	(8,082)		(349,627)
PHARMACEUTICALS - (3.70)%
AbbVie, Inc.	(8,749)		(662,474)
Bristol-Myers Squibb Company	(18,844)		(955,579)
			(1,618,053)
REGIONAL BANKS - (5.69)%
BB&T Corporation	(46,632)		(2,488,750)
REITs- (0.31)%
Brookfield Property Partners LP (b)	(6,739)		(136,802)
WIRELESS TELECOMMUNICATION SERVICES - (0.89)%
T-Mobile USA, Inc.	(4,959)		(390,620)
TOTAL COMMON STOCKS
(Proceeds $6,300,127)			(6,645,149)

PRIVATE PLACEMENTS - (0.04)% (g)
Celgene Corporation	(9,172)		(18,229)
TOTAL PRIVATE PLACEMENTS
(Proceeds $19,339)			(18,229)
TOTAL SHORT INVESTMENTS
(Proceeds $6,319,466) - (15.23)%			(6,663,378)
TOTAL NET INVESTMENTS
(Cost $36,642,191) - 83.34%			36,462,592
OTHER ASSETS IN EXCESS OF LIABILITIES - 16.66%			7,291,638
TOTAL NET ASSETS - 100.00%			$43,754,230

ADR	- American Depository Receipt
ETF	- Exchange-Traded Fund
LIBOR	- London Interbank Offered Rate
plc	- Public Limited Company
REITs	- Real Estate Investment Trusts
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of September 30, 2019.
(d)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short, written option contracts, swap contracts, and forward currency exchange contracts.
(f)	Level 2 Security. Please see footnote (n) on the Schedule of Investments for more information.
(g)	Level 3 Security. Please see footnote (n) on the Schedule of Investments for more information.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of September 30, 2019, these securities represent 5.12% of total net assets.

(i)
Restricted security. The Fund may own investment securities that have other legal or contractual limitations, and thus are restricted as to resale. These securities are valued by the Valuation Group under the supervision of the Board of Trustees. As of September 30, 2019, this common stock had a cost of $428,231 and its market value represented 1.17% of total net assets. The Fund’s adviser perfected its appraisal rights over this security as of 6/20/2016. Please see footnote (n) on the Schedule of Investments for more information.

(j)	The coupon rate shown on variable rate securities represents the rate as of September 30, 2019.
(k)	This security is held in connection with a written option contract.
(l)	The rate shown represents yield to maturity.
(m)	As of September 30, 2019, the components of accumulated earnings (losses) for income tax purposes were as follows*:

Total Portfolio
Tax Cost (1)	$36,530,473

Gross unrealized appreciation(2)	1,694,829
Gross unrealized depreciation(2)	(1,839,978)
Net unrealized depreciation	$(145,149)

(1) Tax cost represents tax on investments, net of premiums on written options.
(2) Includes investments, open written options, forward currency contracts, and open swap contracts appreciation and/or depreciation.

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Fund’s most recent annual report.

(n)	Investment Valuation

Equity securities, including common and preferred stocks, closed-end funds and ETFs, that trade on an exchange will typically be valued based on the last reported sale price. Securities listed on NASDAQ are typically valued using the NASDAQ Official Closing Price. The securities valued using quoted prices in active markets are classified as Level 1 investments. If, on a particular day, an exchange-listed security does not trade, then the mean between the closing bid and asked prices will typically be used to value the security. These securities are classified as Level 2 investments. Fixed income securities having a maturity of greater than 60 days are typically valued based on evaluations provided by an independent pricing vendor. Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00 p.m. New York time bid and asked prices supplied by a third party vendor. Short-term fixed-income securities having a maturity of less than 60 days are valued at market quotations or based on valuations supplied by a third party pricing service. If a reliable price from a third party pricing service is unavailable, amortized cost may be used if it is determined that the instrument’s amortized cost value represents approximately the fair value of the security. These securities are classified as Level 2 investments.

Investments in Special Purpose Acquisition Companies, including their related units, shares, rights and warrants (each a “SPAC interest”), will typically be valued by reference to the last reported transaction for the composite exchange. These securities are classified as Level 1 investments. If, on a particular day, no reliable market transaction is readily available and reported for the composite exchange, then the mean between the closing bid and asked prices on the composite exchange will be used to value the SPAC interest, or the SPAC interest will be fair valued in accordance with the Fund’s pricing procedures. These securities are classified as Level 2 investments.

Exchange-traded options are typically valued at the higher of the intrinsic value of the option (i.e., what a Fund would pay or can receive upon the option being exercised) or the last reported composite sale price when such sale falls between the bid and asked prices. Notwithstanding the above, options that trade principally on a European exchange are typically valued at the “settlement price” as reported by the exchange on which the option principally trades. If the settlement price for a European exchange-traded option is unreliable or unavailable, the option will generally be valued at the last reported sale price. When the last sale of an exchange-traded option is outside the bid and asked prices, the Fund will typically value the option at the higher of the intrinsic value of the option or the mean between the highest end of day option bid price and the lowest end of day option ask price. On the stipulated expiration date, expiring options will be priced at intrinsic value. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange and/or are fair valued in accordance with the Fund’s pricing procedures are classified as Level 2 investments.

Investments in registered open-end investment companies, including Money Market Funds, are typically valued at their reported net asset value (“NAV”) per share. These securities are generally classified as Level 1 investments.

Forward currency contracts are valued daily at the prevailing forward exchange rate. These securities are generally classified as Level 2.

In general, swap prices are determined using the same methods as would be used to price the underlying security. When the underlying security is the subject of a completed corporate reorganization for which the final deal terms are known, the swap is priced at the value of the consideration to be received by the Fund. The credit quality of counterparties and collateral is monitored and the valuation of a swap may be adjusted if it is believed that the credit quality of the counterparty or collateral affects the market value of the swap position. These securities are generally classified as Level 2 investments.

The Fund typically fair values securities and assets for which (a) market quotations are not readily available or (b) market quotations are believed to be unrepresentative of market value. For example, the Fund may fair value a security that primarily trades on an exchange that closes before the New York Stock Exchange (“NYSE”) if a significant event occurs after the close of the exchange on which the security primarily trades but before the NYSE closes. Fair valuations are determined in good faith by the Valuation Group (the “Valuation Group”), a committee comprised of persons who are officers of the Trust or representatives of the Adviser, acting pursuant to procedures adopted by the Board. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale. These securities are generally classified as Level 2 or depending on the inputs as described below.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs are those inputs that reflect the applicable Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of September 30, 2019. These assets and liabilities are measured on a recurring basis.

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$19,105,333	$-	$510,138	$19,615,471
Special Purpose Acquisition Companies	1,314,468	1,606,966	-	2,921,434
Closed-End Funds	1,665,033	-	-	1,665,033
Preferred Stocks	44,333	-	-	44,333
Contingent Value Rights	-	-	420	420
Warrants	57,655	16,618	-	74,273
Bank Loans	-	1,453,447	-	1,453,447
Corporate Bonds	-	3,285,506	-	3,285,506
Purchased Option Contracts	20,045	-	-	20,045
Escrow Notes	-	-	1,764	1,764
Short-Term Investments	13,021,615	1,022,629	-	14,044,244
Forward Currency Exchange Contracts**	-	38,638	-	38,638
Swap Contracts**	-	7,853	-	7,853
Total	$35,228,482	$7,431,657	$512,322	$43,172,461

Liabilities
Short Common Stocks*	$(6,645,149)	$-	$-	$(6,645,149)
Private Placements	-	-	(18,229)	(18,229)
Written Option Contracts	(123,759)	-	-	(123,759)
Total	$(6,768,908)	$-	$(18,229)	$(6,787,137)

* Please refer to the Schedules of Investments to view long/short common stocks segregated by industry type.
** Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by counterparty.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and asked prices, prices on comparable securities and other significant inputs. Level 3 securities are valued by using broker quotes or such other pricing sources or data as are permitted by the Fund’s pricing procedures. At September 30, 2019, the net value of these securities was $494,093. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs as described in footnote (n). The appropriateness of fair values for these securities is monitored by the Valuation Group on an ongoing basis.

There were no transfers into or out of Level 3 for the nine months ended September 30, 2019.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stocks	Contingent Value Rights	Escrow Notes		Private Placements	Total Investment
Balance as of December 31, 2018	$443,558	$252	$11,885		$-	$455,695
Purchases on Investments*	-	-	-		(19,339)	(19,339)
(Sales) of Investments	-	-	-		-	-
Realized (Gain) Loss	-	-	-		-	-
Transfers Into Level 3	-	-	-		-	-
(Transfer Out) of Level 3	-	-	-		-	-
Change in Unrealized Appreciation (Depreciation)	66,580	168	(10,121	)**	1,110	57,737
Balance as of September 30, 2019	$510,138	$420	$1,764		$(18,229)	$494,093

Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at September 30, 2019.	$66,580	$168	$(6,504	)**	$1,110	$61,354

* Includes receipts from corporate actions. ** The difference in unrealized depreciation values is due to a change in the cost basis from a corporate action.

The realized and unrealized gains and losses from Level 3 transactions are included with the net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, respectively. The net change in unrealized appreciation on investments related to Level 3 securities held by the Fund at September 30, 2019 totals $57,737.

Significant unobservable valuation inputs monitored by the Valuation Group under the supervision of the Board of Trustees for restricted securities or material Level 3 investments as of September 30, 2019 are as follows:

Description	Fair Value at September 30, 2019		Valuation Technique	Unobservable Input

Common Stock	$510,138		Discounted Cash Flow Model	Discount Rates/Terminal Value/Cash Flow Projection

Escrow Note	$-	*	Projected Final Distribution**	Discount of Projected Distribution

* Amount less than $0.50.

** The Level 3 security was received through a corporate action. The security is being kept open due to the potential of an additional distribution. Based on an evaluation of the likelihood of ad additional distribution, the security is being priced at zero.

The table above does not include certain Level 3 investments that are valued by brokers. At September 30, 2019, the net value of these securities was $(16,045). The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in footnote (n).

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Fund Services.

The Merger Fund VL
SCHEDULE OF INVESTMENTS
Open Written Options
September 30, 2019 (Unaudited)

	Contracts (100 shares per contract)	Notional Amount	Value
WRITTEN CALL OPTIONS
AT&T, Inc.
Expiration: October 2019, Exercise Price: $36.00	(6)	$(22,704)	$(1,134)
Expiration: October 2019, Exercise Price: $37.00	(8)	(30,272)	(780)
CBS Corporation Class B
Expiration: October 2019, Exercise Price: $42.50	(69)	(278,553)	(2,070)
Expiration: December 2019, Exercise Price: $37.50	(39)	(157,443)	(15,892)
Centene Corporation
Expiration: December 2019, Exercise Price: $45.00	(12)	(51,912)	(2,670)
Corteva, Inc.
Expiration: December 2019, Exercise Price: $27.00	(11)	(30,800)	(2,629)
Dow, Inc.
Expiration: October 2019, Exercise Price: $46.00	(22)	(104,830)	(5,225)
DuPont de Nemours, Inc.
Expiration: December 2019, Exercise Price: $67.50	(22)	(156,882)	(13,530)
Occidental Petroleum Corporation
Expiration: October 2019, Exercise Price: $45.00	(1)	(4,447)	(100)
United Technologies Corporation
Expiration: October 2019, Exercise Price: $115.00	(35)	(477,820)	(77,088)
			(121,118)
WRITTEN PUT OPTIONS
SPDR S&P 500 ETF Trust
Expiration: October 2019, Exercise Price: $283.00	(9)	(267,093)	(747)
Expiration: October 2019, Exercise Price: $289.00	(5)	(148,385)	(768)
VanEck Vectors Semiconductor ETF
Expiration: November 2019, Exercise Price: $100.00	(8)	(95,304)	(440)
Expiration: November 2019, Exercise Price: $105.00	(7)	(83,391)	(686)
			(2,641)
TOTAL WRITTEN OPTIONS
(Premiums received $111,718)			$(123,759)

ETF - Exchange-Traded Fund

The Merger Fund VL
SCHEDULE OF INVESTMENTS
Forward Currency Exchange Contracts
September 30, 2019 (Unaudited)
								Unrealized
Settlement				USD Value at			USD Value at	Appreciation
Date	Counterparty	Currency to be Delivered		September 30, 2019	Currency to be Received		September 30, 2019	(Depreciation)*
12/5/2019	JPM	328,408	AUD	$ 222,135	222,477	USD	$ 222,477	$ 342
11/12/2019	JPM	89,012	EUR	97,343	98,200	USD	98,200	857
12/19/2019	JPM	135,394	EUR	148,515	154,348	USD	154,348	5,833
12/19/2019	JPM	3,380	USD	3,380	3,052	EUR	3,348	(32)
1/15/2020	JPM	591,515	EUR	650,204	662,260	USD	662,260	12,056
1/15/2020	JPM	81,443	USD	81,443	73,849	EUR	81,176	(267)
10/15/2019	JPM	412,221	GBP	507,179	515,950	USD	515,950	8,771
10/23/2019	JPM	40,194	GBP	49,471	50,445	USD	50,445	974
10/23/2019	JPM	49,119	USD	49,119	40,194	GBP	49,471	352
11/6/2019	JPM	1,306	GBP	1,608	1,588	USD	1,588	(20)
12/19/2019	JPM	743,281	GBP	917,016	926,310	USD	926,310	9,294
2/6/2020	JPM	89,128	GBP	110,149	110,277	USD	110,277	128
1/16/2020	JPM	455,480	HKD	58,158	58,123	USD	58,123	(35)
12/4/2019	JPM	10,522,339	JPY	97,755	98,140	USD	98,140	385
				$ 2,993,475			$ 3,032,113	$ 38,638

AUD	- Australian Dollar
EUR	- Euro
GBP	- British Pound
HKD	- Hong Kong Dollar
JPM	- JPMorgan Chase & Co., Inc.
JPY	- Japanese Yen
USD	- U.S. Dollar
*	Net unrealized appreciation (depreciation) is a receivable (payable).

The Merger Fund VL
SCHEDULE OF INVESTMENTS
Open Swap Contracts
September 30, 2019 (Unaudited)

Counterparty	Security	Termination Date	Pay/Receive on Financing Rate	Financing Rate	Payment Frequency	Shares	Notional Amount	Unrealized Appreciation (Depreciation)*
LONG TOTAL RETURN SWAP CONTRACTS
JPM	Altran Technologies SA	6/25/2020	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	9,453	$ 151,783	$(3,461)
JPM	Aveo Group	8/22/2020	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	152,748	218,487	881
BAML	Avon Products, Inc.	8/26/2020	Pay	0.750% + 1 Month U.S. LIBOR	Monthly	54,910	237,825	3,631
GS	Avon Products, Inc.	9/17/2020	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	702	3,343	(256)
JPM	BCA Marketplace plc	6/27/2020	Pay	0.300% + 3 Month U.S. LIBOR	Quarterly	114,673	348,147	(16,030)
BAML	BCA Marketplace plc	7/25/2020	Pay	0.450% + 1 Month U.S. LIBOR	Monthly	54,965	163,499	(4,231)
JPM	Cobham plc	9/10/2020	Pay	0.300% + 3 Month U.S. LIBOR	Quarterly	450,474	894,817	(26,653)
BAML	EI Group plc	9/27/2020	Pay	0.450% + 1 Month U.S. LIBOR	Monthly	31,273	108,189	(64)
BAML	Inmarsat Finance plc	4/1/2020	Pay	0.550% + 1 Month U.S. LIBOR	Monthly	33,510	236,486	4,327
JPM	Inmarsat Finance plc	4/25/2020	Pay	0.300% + 3 Month U.S. LIBOR	Quarterly	38,377	263,952	11,726
JPM	Innogy SE	6/6/2020	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	2,335	110,806	2,740
BAML	Kinder Morgan Ltd.	9/10/2020	Pay	0.750% + 1 Month U.S. LIBOR	Monthly	16,890	189,178	786
JPM	Merlin Entertainment plc	8/15/2020	Pay	0.300% + 3 Month U.S. LIBOR	Quarterly	287	1,567	26
JPM	Osram Licht AG	8/13/2020	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	12,626	519,185	35,504
JPM	TPV Technology Limited	9/11/2020	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	118,000	55,685	262
JPM	Zozo, Inc.	9/25/2020	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	5,578	128,564	(32)

SHORT TOTAL RETURN SWAP CONTRACTS
BAML	Brookfield Property Partners LP	3/28/2020	Pay	(2.500)% + 1 Month U.S. LIBOR	Monthly	(1,550)	(32,085)	617
BAML	Natura Cosmeticos SA	8/26/2020	Pay	(10.000)% + 1 Month U.S. LIBOR	Monthly	(32,974)	(265,971)	(3,214)
GS	Natura Cosmeticos SA	9/17/2020	Pay	(20.000)% + 1 Month U.S. LIBOR	Monthly	(422)	(3,733)	282
BAML	Pembina Pipeline Corporation	9/10/2020	Receive	(0.350)% + 1 Month U.S. LIBOR	Monthly	(5,186)	(193,176)	1,012
								$7,853
BAML	- Bank of America Merrill Lynch & Co., Inc.
GS	- Goldman, Sachs & Co.
JPM	- JPMorgan Chase & Co., Inc.
LIBOR	- London Interbank Offered Rate
plc	- Public Limited Company
*	Based on the net swap value held at each counterparty, unrealized appreciation (depreciation) is a receivable (payable).